Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Summary of Major Categories of Income from Discontinued Operations

The following table presents the major categories of income from discontinued operations for the year ended December 31, 2025 (in thousands):

Year Ended
December 31, 2025
Sales from external customers	$18,175
Less: cost of sales	(16,397)
Gross profit	$1,778
Selling, general and administrative expenses	(1,315)
Change in fair value of investments	17,352
Other expenses, net	(79)
Income from discontinued operations before income taxes	17,736
Income tax expense	(194)
Net loss before allocation to noncontrolling interests	17,542
Less: Net income attributable to noncontrolling interests	15,898
Income from discontinued operations	$1,644

The following table presents the major classes of assets and liabilities of discontinued operations as of December 31, 2025 (in thousands):

December 31, 2025
Cash and cash equivalents	$5,991
Accounts receivable	16,804
Prepaid and other current assets	8,895
Total current assets of discontinued operations	$31,690
Property, plant and equipment, net	161
Operating lease right-of-use lease assets	48
Intangibles	1,069
Goodwill	3,393
Equity investments	1,327
Other investments	40,399
Other noncurrent assets	4,491
Total non-current assets of discontinued operations	50,888
Total assets of discontinued operations	$82,578
Accounts payable	1,941
Accrued expenses	1,809
Notes payable -current	12,301
Operating lease liabilities - current	40
Due to related parties	4,162
Other current liabilities	1,537
Total current liabilities of discontinued operations	21,790
Deferred Tax Liabilities	102
Total non-current liabilities of discontinued operations	102
Total liabilities of discontinued operations	$21,892

The following table presents selected financial information related to cash flows from discontinued operations for the year ended December 31, 2025 (in thousands):

Year Ended
December 31, 2025
Net cash used in operating activities	$(3,869)
Net cash used in investing activities	$(13,962)
Net cash provided by financing activities	$23,682